Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table provides information for the fiscal years 2021 through 2025 with respect to the compensation, as calculated under SEC rules, of our principal executive officers (“PEOs”), which includes both our current and former CEOs, the average compensation of our other NEOs, and certain performance measures specified under SEC rules.

Fiscal Year	Principal Executive Officers (“PEO”) (1)
	Cohen	Robinson	Furlong	Sherman	Cohen	Robinson	Furlong	Sherman
	SCT Total	SCT Total	SCT Total	SCT Total	Compensation Actually Paid (2)	Compensation Actually Paid (2)	Compensation Actually Paid (2)	Compensation Actually Paid (2)

2025	$1,760,467	$—	$—	$—	$1,760,467	$—	$—	$—

2024	$268,553	$—	$—	$—	$268,553	$—	$—	$—

2023	$—	$563,647	$1,090,198	$—	$—	$(93,436)	$(4,169,658)	$—

2022	$—	$—	$2,482,709	$—	$—	$—	$2,117,619	$—

2021	$—	$—	$16,812,934	$652,306	$—	$—	$9,076,361	$(132,010,993)

Fiscal Year	Average SCT Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non- PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (5) ($MM)	United States Operating Profit (excluding royalties) ($MM) (6)
			Company TSR (4)	Peer Group TSR (4)

2025	$2,487,881	$2,460,841	29	160	418	297

2024	$553,815	$(3,088,467)	33	167	131	24

2023	$1,051,102	$(1,802,812)	18	114	7	(65)

2022	$13,692,562	$8,874,616	28	96	(313)	(328)

2021	$6,299,738	$(9,396,932)	30	96	(381)	(358)

(1)
For fiscal 2025 and 2024, our PEO was our current CEO Ryan Cohen. For fiscal 2023, our PEOs included Ryan Cohen, former PEO Mark Robinson, and former PEO Matthew Furlong. For fiscal 2022, our PEO was Matthew Furlong. For fiscal 2021, our PEOs included both Matthew Furlong and former PEO George E. Sherman.

(2)
In calculating the “Compensation Actually Paid” or “CAP” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Time-vested restricted stock/unit grant date fair values are calculated using the closing stock price as of date of grant. Adjustments have been made using the stock price as of fiscal year-end
and as of each date of vest. Performance-vested restricted stock fair values are valued at zero at each respective measurement date, given all outstanding performance-vested restricted stock were accrued at and estimated to be earned below threshold (i.e., all shares forfeited) as of each respective measurement date. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.

(3)
For fiscal 2025, our
non-PEO
NEOs were Mark Robinson and Daniel Moore. For fiscal 2024, our non-PEO
NEOs were Nir Patel, Mark Robinson and Daniel Moore. For fiscal 2023, our non-PEO
NEOs were Diana Saadeh-Jajeh, Nir Patel and Daniel Moore. For fiscal 2022, our non-PEO
NEOs were
Diana Saadeh-Jajeh,
Nir Patel and Michael Recupero. For fiscal 2021, our
non-PEO
NEOs were Michael Recupero, Diana Saadeh-Jajeh, James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Daniel J. Kaufman.

(4)
The Company Total Stockholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K,
assuming an initial investment date of February 1, 2021. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Dow Jones Specialty Retailers Index.

(5)	Represents the amount of net income (loss), as reflected in the Company’s audited financial statements for the fiscal year indicated.

(6)
For purposes of this table, adjusted U.S. Operating Income, which was first used as a measure in our executive compensation program for fiscal 2024 and tracked by the Company beginning in fiscal 2022, is defined as operating earnings (loss) for the United States segment less deductions for intercompany and other items, including intercompany royalties and foreign currency translation adjustments, and additions for certain non-cash
and
one-time
items, including asset impairment charges. For fiscal 2021, amounts in this table reflect United States operating earnings (loss) as reported in the Company’s Annual Report on Form
10-K
for the year ended January 29, 2022 filed with the SEC on March 17, 2022. See Annex A for reconciliations to the comparable financial measures prepared in accordance with GAAP and a discussion of the reasons why we use non-GAAP
financial measures.

In the calculation of CAP presented in the table above, the following amounts were deducted and added:
Reconciliation of SCT Total to CAP

	FY2025
Description of Elements Added / Subtracted to SCT Total to Calculate CAP	Current PEO Cohen	Average Other NEOs

SCT Total	$1,760,467	$2,487,881

(Minus) Grant Date Fair Value of Awards Granted During the Year	—	(2,247,881)

Plus Fair Value as of Awards Granted During the Year and Unvested as of Year-End	—	1,726,858

Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	—	(72,123)

Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	—	(15,973)

Plus (Minus) Fair Value of Awards Granted During the Year and Vested During the Year		582,079

(Minus) Grant Date Fair Value of Awards Granted During the Year		—

CAP Total	$1,760,467	$2,460,841

Company Selected Measure Name	U.S. Operating Income
Named Executive Officers, Footnote	For fiscal 2025, our
non-PEO
NEOs were Mark Robinson and Daniel Moore. For fiscal 2024, our non-PEO
NEOs were Nir Patel, Mark Robinson and Daniel Moore. For fiscal 2023, our non-PEO
NEOs were Diana Saadeh-Jajeh, Nir Patel and Daniel Moore. For fiscal 2022, our non-PEO
NEOs were
Diana Saadeh-Jajeh,
Nir Patel and Michael Recupero. For fiscal 2021, our
non-PEO
	NEOs were Michael Recupero, Diana Saadeh-Jajeh, James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Daniel J. Kaufman.
Peer Group Issuers, Footnote	The Company Total Stockholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K,
	assuming an initial investment date of February 1, 2021. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Dow Jones Specialty Retailers Index.
PEO Total Compensation Amount	$ 1,760,467
Adjustment To PEO Compensation, Footnote
Reconciliation of SCT Total to CAP

	FY2025
Description of Elements Added / Subtracted to SCT Total to Calculate CAP	Current PEO Cohen	Average Other NEOs

SCT Total	$1,760,467	$2,487,881

(Minus) Grant Date Fair Value of Awards Granted During the Year	—	(2,247,881)

Plus Fair Value as of Awards Granted During the Year and Unvested as of Year-End	—	1,726,858

Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	—	(72,123)

Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	—	(15,973)

Plus (Minus) Fair Value of Awards Granted During the Year and Vested During the Year		582,079

(Minus) Grant Date Fair Value of Awards Granted During the Year		—

CAP Total	$1,760,467	$2,460,841

Non-PEO NEO Average Total Compensation Amount	$ 2,487,881	$ 553,815	$ 1,051,102	$ 13,692,562	$ 6,299,738
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,460,841	(3,088,467)	(1,802,812)	8,874,616	(9,396,932)
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of SCT Total to CAP

	FY2025
Description of Elements Added / Subtracted to SCT Total to Calculate CAP	Current PEO Cohen	Average Other NEOs

SCT Total	$1,760,467	$2,487,881

(Minus) Grant Date Fair Value of Awards Granted During the Year	—	(2,247,881)

Plus Fair Value as of Awards Granted During the Year and Unvested as of Year-End	—	1,726,858

Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	—	(72,123)

Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	—	(15,973)

Plus (Minus) Fair Value of Awards Granted During the Year and Vested During the Year		582,079

(Minus) Grant Date Fair Value of Awards Granted During the Year		—

CAP Total	$1,760,467	$2,460,841

Compensation Actually Paid vs. Total Shareholder Return
The close relationship between TSR and CAP was evident across the fiscal years in the table above. Through fiscal 2021, our TSR decreased and the CAP to our NEOs significantly declined relative to fiscal 2021 SCT totals. In fiscal 2022, our TSR decreased slightly, which led to our CAP values declining relative to fiscal 2022 SCT totals (although CAP remained positive given the year-over-year TSR decline through fiscal 2022 was not significant). Through fiscal 2023 our TSR decreased, and as a result, CAP values to Matthew Furlong and non-PEO
NEOs declined relative to fiscal 2023 SCT totals. In fiscal 2024 our CAP for non-PEO
NEOs was lower than fiscal 2024 SCT totals, despite TSR increasing, mainly due to one non-PEO
NEO forfeiting equity upon leaving the Company. In fiscal 2025, our CAP for non-PEO
NEOs was similar to the fiscal 2025 SCT totals, as our TSR was relatively stable year-over-year.

Compensation Actually Paid vs. Net Income
Our net income (loss) was not strongly correlated with CAP given a large portion of our executive compensation program is granted in equity, thereby directly tied to our stock price performance. In fiscal 2021, our net income was ($381 million) which was aligned with a decrease in CAP over this period vs. SCT
totals
. In fiscal 2022, our net income increased to ($313 million) aligning with the increase in CAP over this period. In fiscal 2023, 2024 and 2025, our significant growth in net income from $7 million to $131 million to $418 million, respectively, was not directly correlated with CAP to our NEOs over the same period.

Compensation Actually Paid vs. Company Selected Measure
For fiscal years 2021 through 2023, we did not have a company selected measure because the Company did not use any financial performance measures to link fiscal years 2021 through 2023 executive compensation to company performance. In fiscal 2024 and 2025, given we used adjusted U.S. Operating Income as performance criteria in our Short-Term Equity Incentive program, we’ve included this measure as our company selected measure. Similar to net income (loss), our adjusted U.S. Operating Income was not strongly correlated with CAP. In fiscal 2024 our adjusted U.S. Operating Income was $24 million, an increase from ($65 million) in fiscal 2023. In fiscal 2025, our United States Operating Profit (excluding royalties) was $297 million, and increase from $24 million in fiscal 2024.This significant growth was not directly correlated with CAP to our NEOs over the same period.

Total Shareholder Return Vs Peer Group
Our cumulative Company TSR since 2021 has lagged the Peer Group TSR over the same timeframe given our initial closing stock price on February 1, 2021 was $56.25 (which occurred during a period of significant volatility). However, the year-over-year change in Company TSR is generally consistent with the year-over-year change in Peer Group TSR over the five-year period. Specifically, Company TSR and Peer Group TSR both decreased in fiscal 2021 (recognizing Company TSR decreased more significantly). In fiscal 2022, both Company TSR and Peer Group TSR were relatively stable. In fiscal 2023, Company TSR decreased year-over-year, while Peer Group TSR increased. In fiscal 2024, both Company TSR and Peer Group TSR increased, with Company TSR outperforming the Peer Group TSR. In fiscal 2025, both Company TSR and Peer Group TSR were relatively stable.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
For fiscal 2025, United States Operating Profit (excluding royalties) and the Company stock price were the only financial performance measures that the Company used to tie CAP to our non-PEO
NEOs to Company Performance.

Total Shareholder Return Amount	$ 29	33	18	28	30
Peer Group Total Shareholder Return Amount	160	167	114	96	96
Net Income (Loss)	$ 418,000,000	$ 131,000,000	$ 7,000,000	$ (313,000,000)	$ (381,000,000)
Company Selected Measure Amount	297,000,000	24,000,000	(65,000,000)	(328,000,000)	(358,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	United States Operating Profit (excluding royalties)
Ryan Cohen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,760,467	$ 268,553	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 1,760,467	$ 268,553	$ 0	0	0
PEO Name	Ryan Cohen	Ryan Cohen	Ryan Cohen
Mark Robinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 563,647	0	0
PEO Actually Paid Compensation Amount	0	0	$ (93,436)	0	0
PEO Name			Mark Robinson
Matthew Furlong [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	$ 1,090,198	2,482,709	16,812,934
PEO Actually Paid Compensation Amount	0	0	$ (4,169,658)	$ 2,117,619	$ 9,076,361
PEO Name			Matthew Furlong	Matthew Furlong	Matthew Furlong
George E. Sherman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	$ 0	$ 0	$ 652,306
PEO Actually Paid Compensation Amount	0	$ 0	$ 0	$ 0	$ (132,010,993)
PEO Name					George E. Sherman
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,247,881)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,726,858
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,973)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	582,079
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (72,123)